Interim Condensed Consolidated Statements of Changes in Shareholder's Equity (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Interim Condensed Consolidated Statements of Changes in Shareholder's Equity [Abstract]
Dividend paid, per share	$ 0.05	$ 0.16	$ 0.11	$ 0.16	$ 0.29